Fair Value Measurements - Transfers (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Assets, transfers from level 1 to 2	$ 0	$ 0
Assets, transfers from level 2 to 1	0	0
Assets, transfers in (out of) level 3	0	0
Liabilities, transfers from level 1 to 2	0	0
Liabilities, transfers from level 2 to 1		0
Liabilities, transfers in (out of) level 3	$ 0	$ 0